Party-in-interest and related party transactions (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value (Note 3)	$ 1,293,625,000	$ 1,107,054,000
Common stock | EBP, Related Party and Party-in-Interest, Indirect Parent
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value (Note 3)	11,723,574	10,485,420
EBP, Employer, Common Stock, Stock Purchase Account | EBP, Related Party and Party-in-Interest, Indirect Parent
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value (Note 3)	$ 9,061	$ 8,438